SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended		12 Months Ended				114 Months Ended	117 Months Ended	4 Months Ended			1 Months Ended					4 Months Ended				1 Months Ended	4 Months Ended		1 Months Ended							4 Months Ended						6 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2013	Mar. 31, 2014	May 17, 2014 Subsequent Event [Member] Tangiers Securities Purchase Agreement [Member]	May 17, 2014 Subsequent Event [Member] Securities Purchase Agreement [Member]	May 17, 2014 Subsequent Event [Member] Stock Issued as Signing Bonus [Member] Chief Operating Officer [Member]	May 14, 2014 Subsequent Event [Member] Tangiers Investors, LP [Member]	May 14, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] Typenex Co-Investment LLC [Member]	May 14, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] LG Capital Funding LLC [Member]	May 14, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] Caesar Capital Group, LLC [Member]	May 14, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] WHC Capital, LLC [Member]	May 17, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] Two $50,000 Convertible Notes [Member] GEL Properties, LLC [Member]	May 17, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] Two $30,000 Convertible Notes [Member] LG Capital Funding LLC [Member]	May 17, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] $35,000 Convertible Note [Member] LG Capital Funding LLC [Member]	May 17, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] $30,000 Convertible Note [Member] Union Capital LLC [Member]	May 14, 2014 Subsequent Event [Member] Legal Fees [Member] LG Capital Funding LLC [Member]	May 17, 2014 Subsequent Event [Member] Legal Fees [Member] Two $50,000 Convertible Notes [Member] GEL Properties, LLC [Member]	May 17, 2014 Subsequent Event [Member] Legal Fees [Member] Two $30,000 Convertible Notes [Member] LG Capital Funding LLC [Member]	May 14, 2014 Subsequent Event [Member] Note Payable on October 2, 2012 [Member] Tangiers Investors, LP [Member]	May 14, 2014 Subsequent Event [Member] Typenex Co-Investment LLC [Member]	May 14, 2014 Subsequent Event [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	May 14, 2014 Subsequent Event [Member] LG Capital Funding LLC [Member]	May 14, 2014 Subsequent Event [Member] Caesar Capital Group, LLC [Member]	May 14, 2014 Subsequent Event [Member] WHC Capital, LLC [Member]	May 14, 2014 Subsequent Event [Member] Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	May 17, 2014 Subsequent Event [Member] Convertible Note on July 11, 2012 ($100,000) [Member] JMJ Financial [Member]	May 17, 2014 Subsequent Event [Member] Two $50,000 Convertible Notes [Member] GEL Properties, LLC [Member]	May 17, 2014 Subsequent Event [Member] Two $30,000 Convertible Notes [Member] LG Capital Funding LLC [Member]	May 17, 2014 Subsequent Event [Member] $35,000 Convertible Note [Member] LG Capital Funding LLC [Member]	May 17, 2014 Subsequent Event [Member] $30,000 Convertible Note [Member] Union Capital LLC [Member]	May 14, 2014 Subsequent Event [Member]	Dec. 31, 2013 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Jun. 30, 2013 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Mar. 31, 2014 Chief Operating Officer [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]	Dec. 31, 2012 Commissions to Carter Terry & Company [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]	Dec. 31, 2012 Note Payable on October 2, 2012 [Member] Tangiers Investors, LP [Member]	Mar. 31, 2014 Note Payable on October 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Note Payable on October 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Mar. 31, 2014 Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on July 11, 2012 ($100,000) [Member]	Mar. 31, 2014 LG Capital Funding LLC [Member]	Dec. 31, 2013 LG Capital Funding LLC [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			5,699,885	3,636,619	880,982							26,550,822																									13,564,152	5,700,049	3,636,619	19,726,822
Proceeds from Issuance of Common Stock	$ 301,500	$ 0	$ 459,300	$ 0			$ 1,982,000	$ 2,283,500				$ 263,600																											$ 201,464
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																								3,000,000	16,583,076	5,494,215	4,154,411				2,515,280																		11,229,544						4,154,411
Debt Conversion, Original Debt, Amount																								76,800	150,696	46,847	58,785				50,208																		283,920
Number of Partial Conversion Notices Received																									4	3					3
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)													368,217																												6,589,147	100,000	148,750	85,000	233,750
Debt Instrument, Face Amount																									280,000		34,000	44,000	55,000			50,000	30,000	35,000	30,000											750,000				550,000	100,000				56,500
Original Issue Discount Rate																											10.00%	10.00%	10.00%			10.00%	10.00%	10.00%	10.00%															10.00%
Debt Instrument, Interest Rate, Stated Percentage																									10.00%		5.00%	8.00%	8.00%			5.00%	5.00%	5.00%	5.00%											7.00%					7.00%					10.00%
Debt Instrument, Convertible, Terms of Conversion Feature																									In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the two (2) lowest VWAPs of the shares of Common Stock during the twenty (20) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.		The Notes may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.	The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the lowest VWAP (volume weighted average price) of the shares of Common Stock during the five (5) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.	The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.			The Notes may be converted to shares of Common Stock of the Company at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.	The Notes may be converted to shares of Common Stock of the Company at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date	The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.	The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.											undiscounted volume weighted average price (VWAP) on the day of conversion, subject to a floor price of $0.0129 per share, and a ceiling price of the undiscounted VWAP on the date prior to each tranche received by the Registrant				the Lender has the right, at any time 90 days after the Effective Date, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Conversion Price is the lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion.	convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at the lesser of 7 cents or the undiscounted VWAP price on the day prior to conversion, with a floor price of 2 cents			lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion		Unless the Note is prepaid in cash, the Lender has the right at its election to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Registrant. The Conversion Price is the lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion.
Payments of Financing Costs	28,400	5,000	36,950	24,500			61,450	89,850					4,000	2,270	4,000	4,000	4,000	2,400	2,800	2,400	2,000	2,500	1,500																				17,500	19,391	36,891
Debt Instrument, Maturity Date, Description																									thirteen (13) months from the Effective Date		twelve (12) months from the Effective Date	twelve (12) months from the Effective Date	twelve (12) months from the Effective Date			twelve (12) months from the Effective Date	nine (9) months from the Effective Date	nine (9) months from the Effective Date	twelve (12) months from the Effective Date											(24) months from the Effective Date of each tranche				twelve (12) months from the Effective Date	term of twenty four (24) months					nine (9) months from the Effective Date
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																									$ 0.08					$ 0.02
Debt Instrument, Unamortized Discount	0		0				0	0																	25,000																									123,017				98,366
Debt Issuance Cost																									5,000		37,400							1,750	1,500
Debt Instrument, Payment Terms																									The Note is self-amortizing, such that it may be repaid in cash in eight (8) monthly installments of $35,000 plus accrued interest beginning 180 days from the Effective Date.																															If the Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%). Should the Note still be outstanding after 90 days, a one-time 5% interest rate will be applied.
Debt Instrument, Description																									In addition, the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.
Proceeds from Convertible Debt	385,000	176,097	646,097	728,000			2,027,909	2,412,909																	50,000		34,000					50,000	30,000																235,000	115,000						50,000
Number of Note Agreements																									2							2	2
Common Stock, Shares Authorized (in Shares)	250,000,000		250,000,000	250,000,000			250,000,000	250,000,000																												500,000,000
Stock Issued During Period, Shares, Other (in Shares)									11,801,616		100,000
Stock Issued During Period, Value, Other						1,500				301,500	2,700
Convertible Notes Payable																																55,000															451,605	419,674	122,323	132,825	103,740	112,490	110,740		59,325	56,500
Convertible Debt																																	$ 33,000